Annual Total Returns - Class A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MFS Aggressive Growth Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	11.81%	15.98%	(17.09%)	18.89%	15.48%	29.67%	(6.97%)	22.92%	7.24%	(0.14%)
MFS Blended Research Growth Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	35.29%	40.78%	(29.97%)	28.64%	30.47%	32.01%	(5.11%)	26.56%	6.38%
MFS Blended Research Mid Cap Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	19.04%	19.41%	(13.93%)	26.43%	10.10%	29.97%	(11.41%)	18.81%
MFS Blended Research Small Cap Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	4.60%	18.49%	(18.63%)	28.74%	1.85%	25.92%	(5.67%)	13.52%	20.01%
MFS Blended Research Value Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	12.63%	14.26%	(4.37%)	25.90%	1.44%	23.00%	(8.58%)	16.36%	13.85%
MFS Conservative Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	6.56%	10.44%	(13.48%)	7.85%	11.59%	17.09%	(3.10%)	10.78%	5.42%	(0.78%)
MFS Emerging Markets Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	10.98%	10.88%	(20.11%)	(6.98%)	10.17%	19.78%	(14.02%)	37.38%	8.60%	(12.91%)
MFS Growth Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	10.40%	14.61%	(16.08%)	15.70%	14.46%	26.26%	(5.87%)	18.90%	7.56%	(0.87%)
MFS International Diversification Fund
Prospectus [Line Items]
Annual Return [Percent]	6.12%	14.02%	(17.30%)	7.41%	14.97%	25.68%	(11.24%)	29.94%	2.16%	(0.12%)
MFS International Growth Fund
Prospectus [Line Items]
Annual Return [Percent]	8.84%	14.52%	(15.32%)	9.23%	15.45%	26.82%	(9.08%)	32.17%	2.39%	0.02%
MFS International Intrinsic Value Fund
Prospectus [Line Items]
Annual Return [Percent]	7.15%	17.64%	(23.26%)	10.29%	20.15%	25.56%	(9.22%)	26.83%	3.93%	6.48%
MFS International Large Cap Value Fund
Prospectus [Line Items]
Annual Return [Percent]	6.39%	15.93%	(9.14%)	14.44%
MFS Managed Wealth Fund
Prospectus [Line Items]
Annual Return [Percent]	6.10%	5.18%	(2.33%)	1.13%	2.85%	8.67%	1.95%	6.67%	(1.16%)	1.10%
MFS Moderate Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	8.40%	12.49%	(15.20%)	11.70%	13.61%	21.73%	(4.46%)	14.81%	6.47%	(0.91%)